ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 62	$ 82	$ 95
Additions during the year	$ 19	21
Write off of allowance		(32)	$ (9)
Foreign currency translation adjustments	$ 5	(9)	(4)
Closing balance	$ 86	$ 62	$ 82